Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities Abstract
Accrued compensation	$ 7,719	$ 9,832	$ 5,378
Accrued charitable contributions	400	400	400
Accrued medical claims	567	398	307
Other	619	479	225
Total accrued liabilities	$ 9,305	$ 11,109	$ 6,310